Lines of business (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Contribution of Segments to Overall Profitability
The following consolidating schedules present the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2018	Investment Services	Investment Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$8,926	$3,781	(a)	$85	$12,792	(a)
Net interest revenue (expense)	3,372	303		(64)	3,611
Total revenue	12,298	4,084	(a)	21	16,403	(a)
Provision for credit losses	1	3		(15)	(11)
Noninterest expense	8,058	2,818		334	11,210	(b)
Income (loss) before taxes	$4,239	$1,263	(a)	$(298)	$5,204	(a)(b)
Pre-tax operating margin (c)	34%	31%		N/M	32%
Average assets	$262,747	$31,446		$49,581	$343,774

(a)
Both total fee and other revenue and total revenue include a net loss from consolidated investment management funds of $1 million, representing $13 million of losses and a loss attributable to noncontrolling interests of $12 million. Income before taxes is net of a loss attributable to noncontrolling interests of $12 million.

(b)	Noninterest expense includes a loss attributable to noncontrolling interests of $1 million related to other consolidated subsidiaries.

(c)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2017	Investment Services	Investment Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$8,527	$3,668	(a)	$7	$12,202	(a)
Net interest revenue (expense)	3,058	329		(79)	3,308
Total revenue (loss)	11,585	3,997	(a)	(72)	15,510	(a)
Provision for credit losses	(7)	2		(19)	(24)
Noninterest expense	7,747	2,854		347	10,948	(b)
Income (loss) before taxes	$3,845	$1,141	(a)	$(400)	$4,586	(a)(b)
Pre-tax operating margin (c)	33%	29%		N/M	30%
Average assets	$254,646	$31,450		$57,752	$343,848

(a)
Both total fee and other revenue and total revenue include net income from consolidated investment management funds of $37 million, representing $70 million of income and noncontrolling interests of $33 million. Income before taxes is net of noncontrolling interests of $33 million.

(b)	Noninterest expense includes a loss attributable to noncontrolling interest of $9 million related to other consolidated subsidiaries.

(c)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2016	Investment Services	Investment Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$8,299	$3,424	(a)	$366	$12,089	(a)
Net interest revenue	2,797	327		14	3,138
Total revenue	11,096	3,751	(a)	380	15,227	(a)
Provision for credit losses	8	6		(25)	(11)
Noninterest expense	7,342	2,778		394	10,514	(b)
Income before taxes	$3,746	$967	(a)	$11	$4,724	(a)(b)
Pre-tax operating margin (c)	34%	26%		N/M	31%
Average assets	$273,808	$30,169		$54,500	$358,477

(a)
Both total fee and other revenue and total revenue include net income from consolidated investment management funds of $16 million, representing $26 million of income and noncontrolling interests of $10 million. Income before taxes is net of noncontrolling interests of $10 million.

(b)	Noninterest expense includes a loss attributable to noncontrolling interest of $9 million related to other consolidated subsidiaries.

(c)	Income before taxes divided by total revenue.

The primary products and services and types of revenue for our principal businesses and a description of the Other segment are presented below.

Investment Services business

Line of business	Primary products and services	Primary types of revenue
Asset Servicing
Custody, accounting, ETF services, middle-office solutions, transfer agency, services for private equity and real estate funds, foreign exchange, securities lending, liquidity/lending services, prime brokerage and data analytics
- Asset servicing fees (includes securities lending revenue) - Foreign exchange revenue - Net interest revenue - Financing-related fees

Pershing	Clearing and custody, investment, wealth and retirement solutions, technology and enterprise data management, trading services and prime brokerage	- Clearing services fees - Net interest revenue

Issuer Services	Corporate Trust (trustee, administration and agency services and reporting and transparency) and Depositary Receipts (issuer services and support for brokers and investors)	- Issuer services fees - Net interest revenue - Foreign exchange revenue

Treasury Services	Integrated cash management solutions including payments, foreign exchange, liquidity management, receivables processing and payables management and trade finance and processing	- Treasury services fees - Net interest revenue

Clearance and Collateral Management	U.S. government clearing, global collateral management and tri-party repo	- Asset servicing fees - Net interest revenue

Investment Management business

Line of business	Primary products and services	Primary types of revenue
Asset Management	Diversified investment management strategies and distribution of investment products	- Investment management fees - Performance fees - Distribution and servicing fees

Wealth Management	Investment management, custody, wealth and estate planning and private banking services	- Investment management fees - Net interest revenue

Other segment	Description	Primary types of revenue

Includes leasing portfolio, corporate treasury activities, including our securities portfolio, derivatives and other trading activity, corporate and bank-owned life insurance, renewable energy investments and business exits
- Net interest revenue - Investment and other income - Net gain (loss) on securities - Other trading revenue